Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Six Months Ended June 30,
	2016	2015
Partnership's Net income	$34,101	$29,181
Less:
Net Income attributable to preferred unitholders	3,375	—
Net Income attributable to subordinated unitholders	12,946	12,295
General Partner's interest in Net Income	65	63
Net income attributable to common unitholders	$17,715	$16,823
Weighted average number of common units outstanding, basic and diluted	20,505,000	20,505,000
Earnings per common unit, basic and diluted	$0.86	$0.82